Income Taxes	12 Months Ended
Aug. 31, 2014
Notes to Financial Statements
Note 7. Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets at August 31, 2013 and 2012 are as follows:

	2014	2013
Deferred tax assets:
Net operating loss carryforwards	$4,421,974	$3,404,418
Capitalized research and development	993,062	836,568
Depreciation	(2,625)	(4,700)
Stock based compensation	1,276,788	1,130,104
Research and development credit carry forward	256,417	206,715
Total deferred tax assets	6,945,616	5,573,105
Less: valuation allowance	(6,945,616)	(5,573,105)
Net deferred tax asset	$-	$-

The net increase in the valuation allowance for deferred tax assets was $1,372,511 and $1,482,268 for the years ended August 31, 2014 and 2013, respectively. The Company evaluates its valuation allowance requirements on an annual basis based on projected future operations. When circumstances change and this causes a change in management’s judgment about the realizability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current operations.

For federal income tax purposes, the Company has net U.S. operating loss carry forwards at August 31, 2014 available to offset future federal taxable income, if any, of $13,005,807, which will fully expire by the fiscal year ended August 31, 2034. Accordingly, there is no current tax expense for the years ended August 31, 2014 and 2013. In addition, the Company has research and development tax credit carry forwards of $256,417 at August 31, 2014, which are available to offset federal income taxes and begin to expire during the fiscal year ending August 31, 2027.

The utilization of the tax net operating loss carry forwards may be limited due to ownership changes that have occurred as a result of sales of common stock.

The effects of state income taxes were insignificant for the years ended August 31, 2014 and 2013.

The following is a reconciliation between expected income tax benefit and actual, using the applicable statutory income tax rate of 34% for the years ended August 31, 2014 and 2013:

	2014	2013
Income tax benefit at statutory rate	$1,323,410	$1,452,661
Non-deductible meals and entertainment	(601)	(2,550)
Research and development credit	49,702	32,157
Change in valuation allowance	(1,372,511)	(1,482,268)
	$-	$-

The fiscal years 2012 through 2014 remain open to examination by federal authorities and other jurisdictions in which the Company operates.